Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term deposit liabilities	$ 415,978	$ 395,951
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	379,000	362,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	94,585	89,553
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	62,814	59,109
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	92,507	80,773
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	50,055	51,798
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	31,852	45,550
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	31,373	21,127
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	21,130	23,863
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 31,662	$ 24,178